NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	May 21, 2021	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 27, 2022	Apr. 07, 2022	Feb. 28, 2022	May 04, 2021	Apr. 22, 2021	Apr. 21, 2021	Apr. 16, 2021	Apr. 06, 2021	Mar. 12, 2021	Jan. 25, 2021	Apr. 27, 2020	Mar. 27, 2020
EIDL loan					$ 4,000
Unamortized Discount			$ 0		0
Gain on loan					4,101
Unamortized discount					0	$ 0
Note payable					0
Pricipal balance					0								$ 1,518	$ 2,500
Payments on convertible notes payable, related party			4,812	$ 6,794	(21,292)	(14,122)
Payment Four [Member]
Principal payments paid						200
Payment One [Member]
Principal payments paid					980	1,000
Payment Two [Member]
Principal payments paid						3,000
Payment Three [Member]
Principal payments paid						1,000
Convertible Notes Payable [Member] | Montse Zaman One [Member]
Note payable					0
Convertible Notes Payable [Member] | Montse Zaman Two [Member]
Note payable					0
Convertible Notes Payable [Member] | Shahram Khial [Member]
Note payable							$ 3,500				$ 3,500						$ 3,500
Pricipal balance			3,500		3,500												$ 3,500
Interest rate							12.00%				12.00%						12.00%
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Note payable			2,012												$ 9,332
Note Payable addition			1,212
Balance			800
Interest rate															16.00%
Monthly installments					3,912										$ 5,421
Convertible Notes Payable [Member] | Related Party [Member]
Debt Discount			0		0	14,805
Convertible Notes Payable 1 [Member] | Willy A. Saint-Hilaire [Member]
Unamortized discount					280
Note payable	$ 7,280	$ 2,750				$ 1,110				$ 750		$ 1,109	$ 1,518	$ 2,500
Pricipal balance					2,750
Interest rate	12.00%	15.15%								15.15%		12.00%	12.00%	12.00%
Amortization					31
Due date in months	12	12
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | April 30, 2021 [Member]
Note payable		$ 2,750
Pricipal balance			2,750
Interest rate		15.15%
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | May 4, 2021 [Member]
Note payable										$ 750
Pricipal balance			750
Interest rate										15.15%
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | May 21, 2021 [Member]
Unamortized discount	$ 280
Note payable	$ 7,280
Pricipal balance			4,900
Principal payments paid					980
Note Payable addition			300
Balance			4,600
Interest rate	12.00%
Amortization	$ 172
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | April 6, 2021 [Member]
Note payable														$ 2,500
Pricipal balance			2,500
Interest rate														12.00%
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | April 16, 2021 [Member]
Note payable													$ 1,518
Pricipal balance			1,518
Interest rate													12.00%
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | April 21, 2021 [Member]
Note payable												$ 1,109
Pricipal balance			1,110
Interest rate												12.00%
Convertible Promissory Note [Member] | Willy A. Saint-Hilaire [Member] | February 28, 2022 [Member]
Note payable									$ 4,500
Pricipal balance			4,500
Interest rate									0.00%
Convertible Promissory Note [Member] | Montse Zaman [Member]
Note payable					0											$ 1,000		$ 5,000
Pricipal balance					$ 0
Interest rate																		12.00%
Convertible Promissory Note [Member] | Jamie Hadfield [Member] | April 7, 2022 [Member]
Note payable								$ 10,000
Pricipal balance			10,000
Interest rate								12.00%
Convertible Promissory Note [Member] | Shahram Khial [Member]
Note payable											$ 3,500
Convertible Promissory Note [Member] | April 22, 2021 [Member] | Shahram Khial [Member]
Note payable											$ 3,500
Pricipal balance			$ 3,500
Interest rate											12.00%